Nature of operations	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Nature Of Operations

Note 1 – Nature of operations

Popular, Inc. (the “Corporation”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the United States and the Caribbean. In Puerto Rico, the Corporation provides retail, mortgage and commercial banking services, through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as investment banking, broker-dealer, auto and equipment leasing and financing, and insurance services through specialized subsidiaries. In the U.S. mainland, the Corporation operates Banco Popular North America (“BPNA”). BPNA focuses efforts and resources on the core community banking business. BPNA operates branches in New York, New Jersey and South Florida under the name of Popular Community Bank. Note 41 to the consolidated financial statements presents information about the Corporation’s business segments.